Income tax - Analysis of deferred taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Analysis of consolidated deferred taxes
Net operating loss	$ (231,115)	$ (4,355,423)	$ (534,797)	$ (1,242,704)
Deferred income tax assets					$ 14,511,827	$ 14,285,711	$ 11,351,888
Deferred income taxes					13,125,430	12,016,491	9,745,942
Deferred tax liability, net		1,386,397	2,269,220	1,605,946	1,386,397	2,269,220	1,605,946
Reflected in consolidated statement of financial position
Deferred tax assets	81,853				1,542,536	3,392,240	3,222,228
Deferred tax liabilities	$ (8,285)				(156,139)	(1,123,020)	(1,616,282)
Deferred tax liability, net		1,386,397	2,269,220	1,605,946	1,386,397	2,269,220	1,605,946
Reconciliation of deferred tax liability, net
Deferred tax (liability) asset, net - beginning of the year		2,269,220	1,605,946	1,780,605
Deferred income tax (expense) benefit during the current year recorded on profits		(811,061)	579,964	(187,209)
Deferred income tax (expense) benefit during the current year recorded in accumulated other comprehensive income (loss)		(71,762)	83,310	12,550
Deferred tax (liability) asset, net - end of the year		1,386,397	2,269,220	1,605,946
Deferred tax assets
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		297,878	2,850,513	268,463
Lease liabilities
Analysis of consolidated deferred taxes
Deferred income tax assets					12,155,114	11,841,977	9,733,555
Deferred income taxes				(59,235)
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		313,137	2,108,422
Unearned transportation revenue
Analysis of consolidated deferred taxes
Deferred income tax assets					797,063	735,355	35,941
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		61,708	699,414	(29,814)
Extension lease agreement
Analysis of consolidated deferred taxes
Deferred income tax assets					459,343	596,982	514,562
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(137,639)	82,421	113,443
Intangible
Analysis of consolidated deferred taxes
Deferred income tax assets					446,849	460,590	463,211
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(13,741)	(2,621)	(18,415)
Provisions
Analysis of consolidated deferred taxes
Deferred income tax assets					351,345	290,690	294,865
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		60,655	(4,175)	(48,439)
Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Deferred income tax assets					303,970	309,320	343,079
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(5,350)	(33,759)	309,758
Allowance for doubtful accounts
Analysis of consolidated deferred taxes
Deferred income tax assets					14,089	4,902	7,324
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		9,187	(2,422)	433
Employee benefits
Analysis of consolidated deferred taxes
Deferred income tax assets					11,463	5,446	5,786
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		2,958	1,456	1,222
Employee profit sharing
Analysis of consolidated deferred taxes
Deferred income tax assets					7,227	4,493	2,716
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		2,734	1,777	(490)
Non derivative financial instruments
Analysis of consolidated deferred taxes
Deferred income tax assets					4,229
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		4,229
Financial instruments
Analysis of consolidated deferred taxes
Deferred income tax assets					38,865	35,956
Deferred income taxes							49,151
Deferred tax liabilities
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		1,108,939	2,270,549	455,672
Right of use asset
Analysis of consolidated deferred taxes
Deferred income taxes					10,236,929	9,564,618	7,468,160
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		672,311	2,096,458	354,352
Supplemental rent
Analysis of consolidated deferred taxes
Deferred income taxes					1,706,949	1,595,519	1,563,363
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		111,430	32,156	223,753
Rotable spare parts, furniture and equipment, net
Analysis of consolidated deferred taxes
Deferred income taxes					884,476	645,024	476,917
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		239,452	168,107	108,890
Prepaid expenses and other assets
Analysis of consolidated deferred taxes
Deferred income taxes					179,061	90,378	116,064
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		88,683	(25,686)	(239,586)
Inventories
Analysis of consolidated deferred taxes
Deferred income taxes					90,287	88,895	88,169
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		1,392	726	15,286
Other prepayments
Analysis of consolidated deferred taxes
Deferred income taxes					27,728	32,057	33,269
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(4,329)	(1,212)	(7,023)
Guatemala
Analysis of consolidated deferred taxes
Net operating loss		(1,085)
Guatemala | Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Net operating loss			8,549
Costa Rica
Analysis of consolidated deferred taxes
Deferred income tax assets					$ 0	$ 0	$ 0
Costa Rica | Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Net operating loss		50,246	$ 170,731	$ 300,613
El Salvador
Analysis of consolidated deferred taxes
Net operating loss		$ 32,494